Trade receivables - Summary (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trade and other current receivables [Line Items]
Less: allowance for doubtful accounts and sales allowances	$ (826)	$ (2,623)	$ (2,765)
Trade receivables, net	11,944	8,710
Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	9,722	7,904
Credit card receivables	3,048	3,429
Trade receivables, net	12,770	11,333
Allowance for doubtful accounts and sales Allowances
Trade and other current receivables [Line Items]
Less: allowance for doubtful accounts and sales allowances	$ (826)	$ (2,623)